Loans and Advances to Customers - Summary of Loans and Advances to Customers by Subordination (Detail) - EUR (€) € in Millions	Dec. 31, 2019		Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	€ 608,029	[1]	€ 589,653
Loans and advances to customers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	608,029		589,653
Non-subordinated [member] | Loans and advances to customers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	607,908		589,533
Subordinated [member] | Loans and advances to customers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	€ 121		€ 120

[1]

1 The amounts for the period ended December 2019 have been prepared in accordance with IFRS 16. The right-of-use-assets are presented under line-item 'Property and Equipment' and the lease liability is included in line-item 'Other liabilities'. Prior period amounts have not been restated.